Other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current
Concession fee payable	$ 550,095	$ 690,319
Advances from customers	8,584	13,368
Provisions for legal claims	7,928	8,979
Provision for maintenance costs	21,941	21,364
Other taxes payable	789	199
Employee benefit obligation	3,885	4,382
Salary payable		291
Other liabilities with related parties	12,904	15,275
Other payables	15,286	14,187
Total other non-current liabilities	621,412	768,364
Current
Concession fee payable	198,420	223,051
Other taxes payable	29,956	18,921
Salary payable	57,402	41,656
Other liabilities with related parties	2,146	2,689
Advances from customers	5,026	5,647
Provision for maintenance cost	6,165	5,678
Expenses provisions	3,294	6,203
Provisions for legal claims	5,889	5,286
Other payables	40,288	36,733
Total other current liabilities	$ 348,586	$ 345,864